Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions						12 Months Ended
		Sep. 15, 2020	Jul. 31, 2018 shares	Nov. 30, 2017 shares	Oct. 31, 2010	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2008 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			10 years
Percentage of voting power						10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares	[1]						$ 14
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised						¥ 157	$ 24	¥ 77		¥ 474
Total fair value of options vested						261	$ 40	216		956
Unrecognized share-based compensation cost						¥ 215						$ 33
A weighted-average vesting period over which the deferred cost is expected to be recognized						1 year 9 months 18 days	1 year 9 months 18 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares							$ 9		$ 5		$ 13
Parent Company | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						4 years	4 years
Parent Company | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost						¥ 6,400						$ 1,000
A weighted-average vesting period over which the deferred cost is expected to be recognized						3 years	3 years
Total fair value of shares vested during respective years, restricted shares						¥ 4,600	$ 700	¥ 4,100		¥ 3,400
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares							$ 14		$ 16		$ 28
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares						110.00%						110.00%
Parent Company | 2008 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													3,428,777
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment [Member] | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						10 years	10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						5 years	5 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			3,443,950
Parent Company | Stock Incentive Plan 2018 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			275,516,000
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance						589,729,714						589,729,714
Contractual term of share-based awards granted		20 years			10 years
Shares vesting term						4 years	4 years
Unrecognized share-based compensation cost						¥ 2,200						$ 338
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 8 months 12 days	2 years 8 months 12 days
iQIYI | 2010 Equity Incentive Plan | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage						25.00%	25.00%
iQIYI | 2010 Equity Incentive Plan | Quarterly basis thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage						75.00%	75.00%
iQIYI | 2017 Stock Incentive Plan.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				720,000
Contractual term of share-based awards granted				10 years

[1]	The number of restricted shares and weighted average grant date fair value has been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21.